UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended	7 Months Ended
	Jun. 09, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (57,107)	$ (3,124,180)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	0	(70,559)
Changes in operating assets and liabilities:
Prepaid expenses	(371,800)	(339,792)
Accrued expenses		2,545,170
Accounts payable	4,094	151,792
Net cash used in operating activities	(424,813)	(837,569)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(149,500,000)	(149,500,000)
Net cash used in investing activities	(149,500,000)	(149,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	250,000	250,000
Repayment of note payable to related party	(250,000)	(250,000)
Proceeds received from initial public offering, gross	149,500,000	149,500,000
Proceeds received from private placement	4,990,000	4,990,000
Offering costs paid	(3,165,206)	(3,543,021)
Net cash provided by financing activities	151,324,794	150,946,979
Net change in cash	1,399,981	609,410
Cash-beginning of the period	0	0
Cash-end of the period	1,399,981	609,410
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	25,000
Offering costs included in accounts payable	117,634
Offering costs included in accrued expenses	275,000
Deferred underwriting commissions	5,232,500	5,232,500
Value of Class A ordinary shares subject to possible redemption	$ 140,642,550	$ 137,590,290